Related Party Transactions	9 Months Ended
Sep. 30, 2013
Related Party Transactions [Abstract]
Related Party Transactions

Note 9 – Related Party Transactions

(A)	Accounts Payable – Related Party

As of September 30, 2013 and December 31, 2012 the Company had accounts payable due to board members and companies owned by board members of $246,665 and $200,759. During the period April 8, 2010 through September 30, 2013, management and board members have been loaning money to the Company, paying expenses on behalf of the Company and deferring consulting fees.

(B)	Related Party Consulting Services

The Company incurred consulting expenses to a company that is owned by a board member, and for the period ending September 30, 2013 and September 30, 2012 the amounts were $112,500 and $112,500 respectively.

(C)	Notes Payable – Related Parties

The Company executed various promissory notes to related parties since inception. No new notes were issued for the period ending September 30, 2013.

The notes had the following range of terms:

●	Maturing in 3 months to 1 year;
●	Non-interest bearing
●	Unsecured
●	Default interest rate at 6%, per annum;

During the period/year ended September 30, 2013 and December 31,2012, the Company repaid $2,925 and $7,933 respectively leaving a balance of $73,949 and $76,874 respectively.

The Company is currently in default on several of these notes.

Debt under these obligations at September 30, 2013 and December 31, 2012 is as follows:

	September 30, 2013	December 31, 2012

Notes payable	$73,949	$76,874
Less: Current maturities	(73,949)	(76,874)
Notes payable, net of Current maturities	$-	$-